CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Net income	¥ 24,788	$ 3,717	¥ 9,256
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	9,792	1,468	11,289
Comprehensive income	¥ 34,580	$ 5,185	¥ 20,545